Filed pursuant to Rule 497
File No. 333-230251

TP FLEXIBLE INCOME FUND, INC.

Supplement No. 4 dated May 4, 2020

to

Prospectus dated September 26, 2019

This Supplement No. 4 dated May 4, 2020 (this “Supplement”) contains information which amends, supplements or modifies certain information contained in the prospectus of TP Flexible Income Fund, Inc., (the “Company”, “our”, “us” or “we”), dated September 26, 2019 (as previously supplemented and amended, the “Prospectus”). This Supplement is a part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available free of charge at www.sec.gov or by calling (877) 822-4276. Capitalized terms used in this Supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

Before investing in shares of our common stock, you should read carefully the Prospectus and this Supplement and consider carefully our investment objective, risks, charges and expenses. You should also carefully consider the “Risk Factors” beginning on page 46 of the Prospectus before you decide to invest.

Supplemental Information Related to the Coronavirus Pandemic

The following sentences are added immediately after the second sentence of the second paragraph under the header “The amount and timing of distributions are uncertain and distributions may be funded from the proceeds of this offering and may represent a return of capital,” on page 48 of the Prospectus:

In particular, if the current period of market disruption and instability caused by the coronavirus pandemic continues for an extended period of time, our ability to declare and pay distributions on our shares may be adversely impacted. Under such circumstances, our distributions may not be consistent with historical levels, may not grow over time, and may partially comprise a return of capital; and it is possible that investors may not receive distributions at all. For more information regarding the coronavirus pandemic, see “Future disruptions or instability in capital markets could negatively impact our ability to raise capital and could have a material adverse effect on our business, financial condition and results of operations,” beginning on page 64 of the Prospectus.

The following sentences are added immediately after the last sentence of the sole paragraph under the header “Defaults by our portfolio companies will harm our operating results” on page 54 of the Prospectus:

Certain of our portfolio companies may be more likely to fail to satisfy financial or operating covenants under the market conditions caused by the coronavirus pandemic, which continue for an extended period of time. For more information regarding the coronavirus pandemic, see “Future disruptions or instability in capital markets could negatively impact our ability to raise capital and could have a material adverse effect on our business, financial condition and results of operations,” beginning on page 64 of the Prospectus.

The following sentences are added immediately after the last sentence of the sole paragraph under the header “The lack of liquidity in our investments may adversely affect our business.”

In addition, certain of our investments may be more difficult to dispose of at a favorable price under market conditions caused by the coronavirus pandemic, which may continue for an extended period of time. For more information regarding the coronavirus pandemic, see “Future disruptions or instability in capital markets could negatively impact our ability to raise capital and could have a material adverse effect on our business, financial condition and results of operations,” beginning on page 64 of the Prospectus.

The second sentence of the first paragraph under the header “Future disruptions or instability in capital markets could negatively impact our ability to raise capital and could have a material adverse effect on our business, financial condition and results of operations,” beginning on page 64 of the Prospectus is hereby deleted and replaced with the following:

For example, in December 2019, a novel strain of coronavirus surfaced in Wuhan, China and has now been detected globally (including in the United States). The coronavirus pandemic has resulted in the temporary closure of many corporate offices, retail stores, and manufacturing facilities and factories globally, as well as border closings, quarantines, cancellations, disruptions to supply chains and customer activity, and general concern and uncertainty. As the potential impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect our operating results or the duration of any potential business disruption is uncertain. Any potential impact to results will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact, all of which are beyond our control. Additionally, the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time. These potential impacts, while uncertain, could adversely affect our operating results.

With respect to the U.S. credit markets (in particular for middle-market loans), this outbreak has resulted in, and until fully resolved is likely to continue to result in, the following, among other things: (i) government imposition of various forms of shelter in place orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many middle-market loan borrowers including supply chains, demand and practical aspects of their operations, as well as in lay-offs of employees, and, while these effects are hoped to be temporary, some effects could be persistent or even permanent; (ii) increased draws by borrowers on revolving lines of credit; (iii) increased requests by borrowers for amendments and waivers of their credit agreements to avoid default, increased defaults by such borrowers and/or increased difficulty in obtaining refinancing at the maturity dates of their loans; (iv) volatility and disruption of these markets including greater volatility in pricing and spreads and difficulty in valuing loans during periods of increased volatility, and liquidity issues; and (v) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general which will not necessarily adequately address the problems facing the loan market and middle-market businesses. This outbreak is having, and any future outbreaks could have, an adverse impact on the markets and the economy in general, which could have a material adverse impact on, among other things, the ability of lenders to originate loans, the volume and type of loans originated, and the volume and type of amendments and waivers granted to borrowers and remedial actions taken in the event of a borrower default, each of which could negatively impact the amount and quality of loans available for investment by us and returns to us, among other things.

Additionally, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the repricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions.

The first and second sentences of the second paragraph under the header “Future disruptions or instability in capital markets could negatively impact our ability to raise capital and could have a material adverse effect on our business, financial condition and results of operations.,” beginning on page 64 of the Prospectus, are hereby deleted and replaced with the following:

Current and future volatility and dislocation in the capital markets could create a challenging environment in which to raise or access capital. For example, the continued global market impacts of the coronavirus pandemic, or the re-appearance of market conditions similar to those experienced from 2008 through 2009 for any substantial length of time, could make it difficult to extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms.